Other Net Assets Acquired (Detail) (TransitChek Acquisition, USD $) In Millions, unless otherwise specified	Feb. 01, 2012
TransitChek Acquisition
Business Acquisition [Line Items]
Cash	$ 48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51.0)
Accounts payable and accrued expenses	(2.4)
Total allocation to purchase price	$ 1.7